Accounts Payable (Details) - Schedule of accounts payable - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Accounts Payable Abstract
Transaction expenses payable	$ (7,501,301)
Accounts payable with related parties	(608,293)	(385,508)
Accruals	(468,908)	(676,578)
Other accounts payable	(195,424)	(164,127)
Accounts payable	$ (8,773,926)	$ (1,226,213)